Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operationg Activities
Net income	$ 30,631,403	$ 24,686,640	$ 31,359,880	$ 29,709,071	$ 23,222,905
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	7,542,914	6,158,196	8,651,137	7,237,148	7,013,238
Loss (gain) on disposals of property, plant and equipment	6,261	60,695	216,011	55,751	(6,129)
Deferred rent	2,168,030	1,466,284	2,467,700	1,493,828	2,053,800
Stock based compensation	263,347		1,414,840	450,000	120,000
Accretion of special cash distribution units			43,985	63,496	81,521
Deferred compensation expense	3,896,799	966,439
Deferred income taxes	(5,300,000)
Changes in operating assets and liabilities:
Trade receivables	(358,144)	32,588	207,893	(199,867)	147,544
Inventories	3,081,595	(7,346,578)	(8,385,960)	(9,015,578)	1,703,391
Prepaid expenses and other current assets	(3,714,886)	(2,310,552)	(386,352)	(1,087,961)	(350,305)
Accounts payable	4,721,780	(973,693)	(1,889,772)	3,441,739	508,198
Accrued expenses and other liabilities	(1,399,007)	856,687	1,023,147	313,349	234,369
Net cash provided by operating activities	41,540,092	23,596,706	34,722,509	32,460,976	34,728,532
Cash Flows From Investing Activities
Purchases of property, plant and equipment	(16,186,622)	(11,371,746)	(18,561,450)	(14,395,342)	(8,293,330)
Restricted cash	(1,000,000)
Proceeds from the sale of property, plant and equipment				19,330	26,675
Net cash used in investing activities	(17,186,622)	(11,371,746)	(18,561,450)	(14,376,012)	(8,266,655)
Cash Flows From Financing Activities
Repayments of long-term debt and capital lease obligations	(1,703,074)	(617,964)	(729,130)	(514,476)	(460,470)
Borrowings on long-term debt				1,522,442
Distributions to members of Tile Shop LLC	(26,306,455)	(13,470,697)	(21,744,005)	(22,783,016)	(11,730,982)
Redemption of common shares			(1,484,200)
Cash received in merger with JWC Acquisition Corp (refer note 2)	62,904,424
Proceeds from issuance of common shares to JWC Acquisition Corp's shareholders	15,000,000
Payment to members of Tile Shop LLC for contribution	(75,000,000)
Proceeds from exercise of warrants	599,161
Payment towards special cash distribution units	(300,000)		(300,000)	(300,000)	(300,000)
Expenses for business combination	(1,075,489)
Receipt on note from member	1,205,134		263,159	256,489	248,690
Net cash used in financing activities	(24,676,299)	(14,088,661)	(23,994,176)	(21,818,561)	(12,242,762)
Net change in cash and cash equivalents	(322,829)	(1,863,701)	(7,833,117)	(3,733,597)	14,219,115
Cash and cash equivalents beginning of period	6,283,477	14,116,594	14,116,594	17,850,191	3,631,076
Supplemental disclosure of cash flow information
Cash paid for interest	297,312	296,839	442,613	468,971	463,190
Cash paid for income taxes	437,688	586,362	526,600	543,439	233,450
Non cash items
Issuance of promissory note as part of merger transaction	69,771,111
Increase in accrued expensesand APIC through merger transaction	1,662,068
Increase in APIC for transaction costs	$ 2,146,766